Loans and Allowance for Credit Losses - Schedule of Loans and Allowance for Credit Losses by Geographic Region (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	$ 414,952	$ 399,232	$ 385,630
Allowance for credit losses	1,710	1,628	1,639
Loans, Net amount	413,242	$ 397,604	383,991
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	414,952		385,630
Loans, Net amount	413,242		383,991
Allowance for credit losses related to loans [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	405		370
Allowance for credit losses related to loans [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	1,305		1,269
Allowance for credit losses related to loans [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	254,015		244,837
Loans, Net amount	253,114		243,959
Allowance for credit losses related to loans [member] | Canada [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	186		189
Allowance for credit losses related to loans [member] | Canada [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	715		689
Allowance for credit losses related to loans [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	150,385		131,247
Loans, Net amount	149,585		130,492
Allowance for credit losses related to loans [member] | United States [member] | Related to impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	219		181
Allowance for credit losses related to loans [member] | United States [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	581		574
Allowance for credit losses related to loans [member] | Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Loans, Gross amount	10,552		9,546
Loans, Net amount	10,543		9,540
Allowance for credit losses related to loans [member] | Other countries [member] | Related to performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses	$ 9		$ 6